Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Equity Note [Abstract]
Stockholders' Equity

6. Stockholders’ Equity

Common stock
The Company is authorized to issue up to 110,000,000 shares, of which 100,000,000 shares have been designated as common stock and 10,000,000 shares have been designated as preferred stock. Holders of the Company’s common stock are entitled to dividends if and when declared by the Board of Directors. The holders of each share of common stock shall have the right to one vote for each share they own.
On May 16, 2016, the Company entered into a securities purchase agreement (the “2016 Purchase Agreement”) with certain investors (the “2016 Purchasers”) pursuant to which the Company sold 648,000 shares of its common stock (the “2016 Shares”) at a purchase price of $2.005 per share resulting in gross proceeds to the Company of $1.3 million (the “2016 Registered Direct Offering”). In connection with the purchase of the 2016 Shares, each 2016 Purchaser received a warrant to purchase up to the number of shares of the Company’s common stock equal to 100% of the shares of common stock purchased by each of the 2016 Purchasers pursuant to the 2016 Purchase Agreement. The Warrants have an exercise price of $2.005 per share, became exercisable on the date of issuance and expire five years from the date of issuance. The 2016 Registered Direct Offering was effected as a takedown off the Company’s shelf registration statement on Form S-3 (File No. 333-199647), which was declared effective on November 10, 2014, and a related prospectus supplement filed on May 16, 2016 in connection with the 2016 Registered Direct Offering. The 2016 Registered Direct Offering closed on May 18, 2016. In connection with the 2016 Registered Direct Offering, the Company entered into an engagement agreement with Chardan Capital Markets (“Chardan”) to act as its exclusive placement agent. Pursuant to the agreement with Chardan, the Company paid to Chardan $116,932 in cash.
On March 31, 2015, the Company entered into a securities purchase agreement (“2015 Purchase Agreement”) with certain investors (the “2015 Purchasers”) pursuant to which the Company sold 467,392 shares of its common stock (the “2015 Shares”) at a purchase price of $4.60 per share resulting in gross proceeds to the Company of $2.15 million (the “2015 Registered Direct Offering”). The 2015 Registered Direct Offering was effected as a takedown off the Company’s shelf registration statement on Form S-3 (File No. 333-199647), which was declared effective on November 10, 2014, and a related prospectus supplement filed on April 2, 2015 in connection with the 2015 Registered Direct Offering. The 2015 Registered Direct Offering closed on April 6, 2015.
In connection with the 2015 Registered Direct Offering, the Company entered into a placement agent agreement (the “2015 Placement Agent Agreement”) with Ladenburg Thalmann & Co. Inc. (“Ladenburg”) to act as its exclusive placement agent. Pursuant to the 2015 Placement Agent Agreement, the Company paid to Ladenburg $106,000 in cash, issued to Ladenburg 5,762 five-year warrants with an exercise price of $5.75 per share (the “RD Warrants”) and reimbursed Ladenburg for certain expenses. In addition, the Company paid to Laidlaw & Company (UK) Ltd. $50,000 in cash and issued 10,870 RD Warrants in connection with certain tail fees owed to them as a result of the 2015 Registered Direct Offering. The RD Warrants allow for cashless exercise in certain situations and contain piggyback registration rights for the seven-year period commencing on March 31, 2015.
In connection with the 2015 Registered Direct Offering, the Company entered into a separate waiver agreement with one of its current stockholders pursuant to which the holder waived its right to participate in the 2015 Registered Direct Offering (the “Right of Participation”). In consideration for such waiver, the Company paid to the holder $35,000 in cash and waived any trading volume limitations or other lock-up provisions or restrictions imposed on the holder pursuant to an existing securities purchase agreement and an existing lock-up agreement the holder entered into with the Company. The Company also agreed that in the event that the Company obtains a consent, release amendment, settlement or waiver of the Right of Participation from any other stockholder holding such right in connection with the 2015 Registered Direct Offering on more favorable terms than in the waiver agreement prior to expiration of the Right of Participation of the holder, the holder will be entitled to the benefit of the more favorable terms. The holder’s Right of Participation terminated on September 8, 2015.
Shares of common stock reserved for future issuance were as follows as of June 30, 2016:

Series C convertible preferred stock	1,666,668
Series D convertible preferred stock	186,367
Options to purchase common stock	209,772
Shares reserved for issuances pursuant to 2014 Stock Plan	425,992
Warrants	2,344,023
Total	4,832,822
Convertible preferred stock
Convertible preferred stock as of June 30, 2016 consisted of the following:

Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Originally Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	0	$—
Series A-2	$1.6996	1,176,748	1,176,748	0	$—
Series B	$1,000.00	2,750	2,750	0	$—
Series C	$1,000.00	2,500	2,500	2,500	$2,500,000
Series D	$1,000.00	1,500	369	369	$369,000
In October 2015, the Company entered into agreements with holders of all of the outstanding Series A and Series B Preferred Stock pursuant to which the holders agreed to exchange all of their outstanding shares of Series A and Series B Preferred Stock for common stock. As a result, as of June 30, 2016, there were no remaining shares of Series A or Series B Preferred Stock outstanding. The previously-outstanding Preferred Stock amounts, along with the common stock issued in exchange for the Series A and Series B Preferred Stock, are as follows:

	Outstanding as of Sept. 30, 2015	Issued Common Stock
Series A-1	212,466	141,262
Series A-2	161,355	28,518
Series B	1,102	420,956
On January 21, 2016, the Company entered into a securities purchase agreement (the “Series C Purchase Agreement”) with certain institutional accredited investors (the “Series C Investors”). Pursuant to the Series C Purchase Agreement, the Company sold to the Series C Investors in a private placement 2,500 shares of Series C Convertible Preferred Stock (“Series C Preferred Stock”), each having a stated value of $1,000, for aggregate gross proceeds of $2.5 million. The Series C Preferred Stock is immediately convertible into 1,666,668 shares of the Company’s common stock, subject to certain beneficial ownership limitations, at an initial conversion price equal to $1.50 per share, subject to adjustment. Because this conversion price was below the market price of the Company’s common stock on the date of issue, and the Series C Preferred Stock is immediately convertible, a deemed dividend on Series C Preferred Stock was recorded as the difference between the market price on the date of issue and the conversion price. This dividend amount of $466,667 is presented separately on the Consolidated Statement of Operations and is included in Net Loss Attributable to Common Shareholders. After July 26, 2016, the conversion price will be equal to the lesser of (a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Company’s common stock for ten consecutive days prior to the applicable conversion date. The Series C Preferred Stock contains provisions providing for an adjustment in the conversion price upon the occurrence of certain events, including stock splits, stock dividends, dilutive equity issuances and fundamental transactions. Pursuant to the Series C Purchase Agreement, the Company may redeem some or all of the Series C Preferred Stock for cash as follows: (i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Each Series C Investor also received a common stock purchase warrant (the “Series C Warrants”) to purchase up to a number of shares of common stock equal to 85% of such Investor’s subscription amount divided by $1.50, for a total of 1,416,668 shares. The Series C Warrants are exercisable for a term of five years commencing six months after the closing of the transaction at a cash exercise price of $1.79 per share. In the event that the shares underlying the Warrants are not subject to a registration statement at the time of exercise, the Warrants may be exercised on a cashless basis after six months from the issuance date. The Warrants also contain provisions providing for an adjustment in the exercise price upon the occurrence of certain events, including stock splits, stock dividends, dilutive equity issuances (so long as the Series C Preferred Stock is outstanding) and fundamental transactions. Notwithstanding the foregoing, until the Company obtains Shareholder Approval (as defined below), the exercise price may not be reduced as a result of a dilutive equity issuance below $1.79 per share, subject to adjustment for stock splits, stock dividends and similar events (the “Adjustment Floor”).
The Series C Purchase Agreement requires the Company to hold a special meeting of stockholders to seek the approval of the holders of its common stock for the issuance of the number of shares of common stock issuable upon the conversion of the Series C Preferred Stock in excess of 19.99% of the outstanding Common Stock and the removal of the Adjustment Floor within 120 days of the execution of the Purchase Agreement (the “Shareholder Approval”). The Company obtained Shareholder Approval on June 28, 2016. Additionally, until the Series C Preferred Stock is no longer outstanding, the Series C Investors may participate in future offerings for up to 50% of the amount of such offerings.
The Company utilized a Placement Agent who received a commission equal to 10% of the gross proceeds of the offering for an aggregate commission of $250,000. The Placement Agent will also be entitled to receive a cash fee from the exercise of the Warrants. The Company paid for the Investors’ legal expenses of $25,000, and paid legal fees of $50,000 to the Company’s outside counsel. The securities offered have not been registered under the Securities Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.
On May 13, 2016, the Company entered into, and consummated the transactions contemplated by, a securities purchase agreement (the “Series D Purchase Agreement”) with certain accredited investors (the “Series D Investors”). Pursuant to the Series D Purchase Agreement, the Company sold to the Series D Investors in a private placement 369 shares of Series D Convertible Preferred Stock (“Series D Preferred Stock”), each having a stated value of $1,000, for aggregate gross proceeds of $369,000 (the “Financing”). The Company’s chief executive officer and each of the members of the Company’s board of directors participated in the Financing in which they invested an aggregate of $144,000.
The Series D Preferred Stock is immediately convertible into shares of the Company’s common stock, subject to certain beneficial ownership limitations, at an initial conversion price equal to $1.98 per share, subject to adjustment. The shares of common stock issuable upon conversion of the Series D Preferred Stock are subject to trading restrictions until the six-month anniversary of the issuance date of the Series D Preferred Stock, unless they are included in a registration statement filed by the Company prior to such date. The Series D Preferred Stock contains provisions providing for an adjustment in the conversion price upon the occurrence of certain events, including stock splits, stock dividends and fundamental transactions. The Company may redeem some or all of the Series D Preferred Stock for cash as follows: (i) on or prior to August 11, 2016, in an amount equal to 120% of the aggregate stated value then outstanding, and (ii) after August 11, 2016, in an amount equal to 135% of the aggregate stated value then outstanding.
Each Investor also received a common stock purchase warrant (the “Series D Warrants”) to purchase up to a number of shares of common stock equal to 85% of such Investor’s subscription amount. The Series D Warrants are exercisable for a term of five years commencing six months and one day after the closing of the Financing (the “Initial Exercise Date”) at a cash exercise price of $1.87 per share. Fifty percent of the Warrants vested immediately and the remainder of the Warrants will vest only if a Series D Investor’s shares of Series D Preferred Stock remain outstanding at the Initial Exercise Date. In the event the shares underlying the Series D Warrants are not subject to a registration statement at the time of exercise, the Series D Warrants may be exercised on a cashless basis after six months from the issuance date. The Series D Warrants also contain provisions providing for an adjustment in the exercise price upon the occurrence of certain events, including stock splits, stock dividends and fundamental transactions. The Series D Purchase Agreement contains customary representations, warranties, and covenants, including covenants relating to public reporting and the use of proceeds.
On July 21, 2016, the Company entered into a securities purchase agreement (the “Series E Agreement”) to sell $3,000,000 of Series E convertible preferred stock (the “Series E Preferred Stock”) and warrants to certain investors, which sale closed on July 25, 2016. The Company used part of the proceeds from the sale of the Series E Preferred Stock to redeem approximately 70% of the outstanding Series C Preferred Stock. In addition, pursuant to the terms of the Series E Agreement, each of the investors will be entitled to receive an additional premium such that the aggregate redemption amount is 162% of the stated value of the Series C Preferred Stock for the first 60 days after the date of the Series E Agreement and 180% thereafter. See also Note 10, Subsequent Events.
Warrants
In January 2014, the Company issued warrants to purchase 23,842 shares of common stock at an exercise price of $30.40 to a placement agent. The warrants expire in January 2019. The exercise price was reduced to its floor of $22.70 as a result of the sale of the Fortress Shares. The warrants may be exercised without cash consideration in lieu of forfeiting a portion of its shares. The fair value of the warrants at issuance was $348,963, estimated using the Black-Scholes option pricing model. The fair value of the warrants was revalued at June 30, 2016 as discussed in Note 4.
On November 1, 2014 the Company issued 27,750 warrants to purchase common stock with a weighted average exercise price of $20.70. The fair value of the warrants at issuance was $164,196.
Common stock warrants outstanding as of June 30, 2016 are listed as follows:

Warrants Outstanding	Remaining Contractual Life (years)	Weighted Average Exercise
648,000	4.88	$2.01
158,416	4.87	$1.87
1,416,668	4.56	$1.79
50,000	5.67	$2.54
10,870	3.77	$4.60
5,762	3.77	$5.75
27,449	3.34	$20.00
23,858	3.66	$22.70
3,000	1.34	$26.60
2,344,023	4.66	$2.35

7. Stockholders’ Equity

Common stock
The Company is authorized to issue up to 110,000,000 shares, of which 100,000,000 shares have been designated as common stock and 10,000,000 shares as preferred stock. Holders of the Company’s common stock are entitled to dividends if and when declared by the Board of Directors. The holders of each share of common stock shall have the right to one vote for each share and are entitled, as a share class, to elect two directors of the Company.
On March 31, 2015, the Company entered into a securities purchase agreement (“Purchase Agreement”) with certain investors (the “Purchasers”) pursuant to which the Company sold 467,392 shares of its common stock (the “Shares”) at a purchase price of $4.60 per share resulting in gross proceeds to the Company of $2.15 million (the “Registered Direct Offering”). The Registered Direct Offering was effected as a takedown off the Company’s shelf registration statement on Form S-3 (File No. 333-199647), which was declared effective on November 10, 2014, and a related prospectus supplement to be filed on April 2, 2015 in connection with the Registered Direct Offering. The Registered Direct Offering closed on April 6, 2015.
In connection with the Registered Direct Offering, the Company entered into a placement agent agreement (the “Placement Agent Agreement”) with Ladenburg Thalmann & Co. Inc. (the “Placement Agent”) to act as its exclusive placement agent. Pursuant to the Placement Agent Agreement, the Company paid to the Placement Agent $106,000 in cash, issued to the Placement Agent 5,762 five-year warrants with an exercise price of $5.75 per share (the “RD Warrants”) and reimbursed the Placement Agent for certain expenses. In addition, the Company paid to Laidlaw & Company (UK) Ltd. $50,000 in cash and issued 10,870 RD Warrants in connection with certain tail fees owed to them as a result of the Registered Direct Offering. The RD Warrants allow for cashless exercise in certain situations and contain piggyback registration rights for the seven year period commencing on March 31, 2015.
In addition, the Placement Agent will also be entitled to a tail fee if, within twelve months after the termination of expiration of the Placement Agent Agreement, the Company sells securities to any investor that was introduced to the Company by the Placement Agent and purchased shares in the Registered Direct Offering. The tail fee will be the same as the placement agent’s fee received by the Placement Agent in the Registered Direct Offering, subject to certain reductions described in the Placement Agent Agreement.
In connection with the Registered Direct Offering, the Company entered into a separate waiver agreement with one of its current stockholders pursuant to which the holder waived its right of participation to participate in the Registered Direct Offering (the “Right of Participation”). In consideration for such waiver, the Company paid to the holder $35,000 in cash and waived any trading volume limitations or other lock-up provisions or restrictions imposed on the holder pursuant to an existing securities purchase agreement and an existing lock-up agreement the holder entered into with the Company. The Company also agreed that in the event that the Company obtains a consent, release amendment, settlement or waiver of the Right of Participation from any other stockholder holding such right in connection with the Registered Direct Offering on more favorable terms than in the waiver agreement prior to expiration of the Right of Participation of the holder, the holder will be entitled to the benefit of the more favorable terms. The holder’s Right of Participation terminated on September 8, 2015.
Shares of common stock reserved for future issuance were as follows as of December 31, 2015:

Options to purchase common stock	369,887
Shares reserved for issuances pursuant to 2014 Stock Plan	71,431
Warrants	179,567
Total	620,885
Convertible preferred stock
Convertible preferred stock as of December 31, 2015 consisted of the following:

Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Originally Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	0	$—
Series A-2	$1.6996	1,176,748	1,176,748	0	$—
Series B	$1,000.00	2,750	2,750	0	$—
In October 2015, the Company entered into agreements with holders of all of the outstanding Series A and Series B Preferred Stock pursuant to which the holders agreed to exchange all of their outstanding shares of Series A and Series B Preferred Stock for common stock. As a result, as of December 31, 2015, there were no remaining shares of Series A or Series B Preferred Stock outstanding. The previously-outstanding Preferred Stock amounts, along with the newly-issued common stock amounts, are as follows:

	Outstanding as of Sept. 30, 2015	Newly-Issued Common Stock
Series A-1	212,466	141,262
Series A-2	161,355	28,518
Series B	1,102	420,956
Warrants
In January 2014, the Company issued warrants to purchase 23,858 shares of common stock at an exercise price of $30.40 to a placement agent. The warrants expire in January 2019. The exercise price was reduced to its floor of $22.70 as a result of the sale of the Fortress Shares. The warrants may be exercised without cash consideration in lieu of forfeiting a portion of shares. The fair value of the warrants at issuance was $348,963, estimated using the Black-Scholes option pricing model. The fair value of the warrants was revalued at December 31, 2015 as discussed in Note 5.
On November 1, 2014 the Company issued 27,750 warrants to purchase common stock with a weighted average exercise price of $20.70. The fair value of the warrants at issuance was $164,196.
Common stock warrants outstanding as of December 31, 2015 are listed as follows:

Warrants Outstanding	Remaining Contractual Life (years)	Weighted Average Exercise
50,000	6.17	$2.54
10,870	4.27	$4.60
5,762	4.27	$5.75
2,699	4.16	$20.00
24,750	3.84	$20.00
23,858	3.08	$22.70
58,628	0.50	$26.60
3,000	1.84	$26.60
179,567	3.31	$16.37